Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Loss Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

NOTE 8 – BASIC AND DILUTED LOSS PER SHARE

The Company computes net loss per share of Class A Ordinary Shares and Class B Ordinary Shares using the two class method. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding during the year to assume conversion of all potentially dilutive securities to ordinary shares. Because the Company has reported a net loss for each of the years ended December 31, 2025, 2024 and 2023, diluted net loss per ordinary share is the same as basic net loss per common share for such periods as the inclusion of any dilutive ordinary shares during these periods would result in the net loss per ordinary share calculation to be anti dilutive.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2025, 2024 and 2023, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	2025		2024		2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Numerator:
Net loss from continuing operations	(377,334)	(377,334)	(3,837)	(3,837)	(3,179)	(3,179)
Net loss from discontinued operations	(711)	(711)	(1,212)	(1,212)	(1,732)	(1,732)
Allocation of net loss from continuing operations between Class A and Class B Ordinary Shares	(7,361)	(369,973)	(1,452)	(2,385)	(764)	(3,674)
Allocation of net loss from discontinued operations between Class A and Class B Ordinary Shares	(14)	(697)	(459)	(753)	(764)	(3,674)
Denominator:
Weighted average shares	45,142	2,268,957	62,580	102,751	77,000	44,101
Basic and diluted net loss per share from continuing operations	(163.06)	(163.06)	(23.21)	(23.21)	(26.26)	(26.26)
Basic and diluted net loss per share from discontinued operations	(0.31)	(0.31)	(7.33)	(7.33)	(14.30)	(14.30)